COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$276,899
2014	157,031
2015	4,397
Total	$438,327